ADVISORSHARES HVAC AND INDUSTRIALS ETF

Schedule of Investments

March 31, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 97.9%

Aerospace/Defense – 3.6%
Curtiss-Wright Corp.	394	$268,361

Building Materials – 9.1%
Modine Manufacturing Co.(a)	1,134	245,749
SPX Technologies, Inc.(a)	1,096	219,134
Trane Technologies PLC	527	219,622
Total Building Materials		684,505

Commercial Services – 10.3%
API Group Corp.(a)	4,165	168,766
Legence Corp., Class A(a)	5,738	323,968
Willdan Group, Inc.(a)	3,733	285,798
Total Commercial Services		778,532

Electrical Components & Equipment – 7.4%
AMETEK, Inc.	1,352	289,815
Belden, Inc.	2,324	266,865
Total Electrical Components & Equipment		556,680

Electronics – 16.0%
Amphenol Corp., Class A	2,674	337,860
Fortive Corp.	4,618	255,283
Hubbell, Inc.	484	237,518
Jabil, Inc.	1,414	375,601
Total Electronics		1,206,262

Engineering & Construction – 17.4%
Comfort Systems USA, Inc.	320	441,277
Fluor Corp.(a)	6,750	314,887
MasTec, Inc.(a)	784	252,244
Sterling Infrastructure, Inc.(a)	732	298,122
Total Engineering & Construction		1,306,530

Machinery - Construction & Mining – 16.2%
Bloom Energy Corp., Class A(a)	1,115	151,071
BWX Technologies, Inc.	1,874	383,214
GE Vernova, Inc.	400	349,160
Vertiv Holdings Co., Class A	1,331	333,522
Total Machinery - Construction & Mining		1,216,967

Machinery - Diversified – 8.3%
Dover Corp.	1,242	258,895
Flowserve Corp.	4,940	363,139
Total Machinery - Diversified		622,034

Miscellaneous Manufacturing – 6.6%
Illinois Tool Works, Inc.	817	212,657
Parker-Hannifin Corp.	320	286,477
Total Miscellaneous Manufacturing		499,134

REITS – 3.0%
Digital Realty Trust, Inc.	1,279	230,489

Total Common Stocks (Cost $7,422,904)		7,369,494
Investments	Shares	Value
MONEY MARKET FUND – 3.9%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b) (Cost $291,723)	291,723	$291,723

Total Investments – 101.8% (Cost $7,714,627)		7,661,217
Liabilities in Excess of Other Assets – (1.8%)		(137,825)
Net Assets – 100.0%		$7,523,392

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

(a)	Non-income producing security.
(b)	Rate shown reflects the 7-day yield as of March 31, 2026.

ADVISORSHARES HVAC AND INDUSTRIALS ETF

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,369,494	$–	$–	$7,369,494
Money Market Fund	291,723	–	–	291,723
Total	$7,661,217	$–	$–	$7,661,217

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	3.6%
Building Materials	9.1
Commercial Services	10.3
Electrical Components & Equipment	7.4
Electronics	16.0
Engineering & Construction	17.4
Machinery - Construction & Mining	16.2
Machinery - Diversified	8.3
Miscellaneous Manufacturing	6.6
REITS	3.0
Money Market Fund	3.9
Total Investments	101.8
Liabilities in Excess of Other Assets	(1.8)
Net Assets	100.0%